EVENTS AFTER THE REPORTING PERIOD (Details) $ in Millions, ₽ in Billions				6 Months Ended
	Oct. 09, 2023 USD ($)	Nov. 24, 2022 RUB (₽)	Nov. 24, 2022 USD ($)	Jun. 30, 2023 USD ($)	Aug. 01, 2024 USD ($)	Jul. 31, 2024 USD ($)
Russia CGU
Disclosure of non-adjusting events after reporting period
Consideration received		₽ 130	$ 1,294
Unitel LLC | Russia CGU
Disclosure of non-adjusting events after reporting period
Facility amount	$ 1,576
PJSC Vimpelcom | VEON Holdings B.V.
Disclosure of non-adjusting events after reporting period
Proceeds from issue of bonds, notes and debentures	$ 1,576			$ 1,572
Transfer of bonds | Unitel LLC | Russia CGU
Disclosure of non-adjusting events after reporting period
Facility amount						$ 72
Share buy back
Disclosure of non-adjusting events after reporting period
Share buy back authorised amount					$ 100